Offsets	Aug. 07, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	APA Corporation
Form or Filing Type	S-4
File Number	333-282392
Initial Filing Date	Sep. 27, 2024
Fee Offset Claimed	$ 548,261.66
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt Securities
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,783,911,000.00
Termination / Withdrawal Statement	The registrant filed a registration statement on Form S-4 on September 27, 2024 (File No.: 333-282392) (the "Prior Registration Statement") in connection with its proposed exchange offers of certain series of debt securities of Apache Corporation, a wholly owned subsidiary of the registrant, for new registered debt securities of the registrant and paid $706,105.26 in filing fees (the "Offset Fee Amount"). The Prior Registration Statement was never declared effective and no securities were sold thereunder and on December 3, 2024, the registrant filed a registration withdrawal request to withdraw the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the Offset Fee Amount paid in connection with the Prior Registration Statement will be used to offset against the amount of the registration fee due for this registration statement. Accordingly, no registration fee is being paid with this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	APA Corporation
Form or Filing Type	S-4
File Number	333-282392
Filing Date	Sep. 27, 2024
Fee Paid with Fee Offset Source	$ 548,261.66